LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–92.68%
Aerospace & Defense–0.87%
General Electric Co.	4,714	$943,507
L3Harris Technologies, Inc.	2,373	496,693
Textron, Inc.	8,847	639,196
TransDigm Group, Inc.	317	438,503
Woodward, Inc.	11,142	2,033,303
		4,551,202
Air Freight & Logistics–0.10%
FedEx Corp.	1,594	388,585
†GXO Logistics, Inc.	4,095	160,033
		548,618
Banks–4.66%
Bank of America Corp.	48,143	2,009,007
Citigroup, Inc.	11,657	827,530
Citizens Financial Group, Inc.	14,529	595,253
Columbia Banking System, Inc.	52,266	1,303,514
Cullen/Frost Bankers, Inc.	382	47,826
East West Bancorp, Inc.	2,298	206,269
Fifth Third Bancorp	113,554	4,451,317
First Citizens BancShares, Inc. Class A	2,419	4,485,116
First Horizon Corp.	20,821	404,344
FNB Corp.	2,121	28,528
M&T Bank Corp.	22,773	4,070,674
Pinnacle Financial Partners, Inc.	484	51,323
Popular, Inc.	4,384	404,950
Regions Financial Corp.	138,004	2,998,827
Synovus Financial Corp.	1,768	82,636
Webster Financial Corp.	2,641	136,144
Wells Fargo & Co.	28,739	2,063,173
Western Alliance Bancorp	733	56,316
Wintrust Financial Corp.	1,080	121,457
		24,344,204
Beverages–1.38%
†Celsius Holdings, Inc.	4,466	159,079
Coca-Cola Co.	11,460	820,765
Constellation Brands, Inc. Class A	11,035	2,025,143
Keurig Dr. Pepper, Inc.	105,234	3,601,108
PepsiCo, Inc.	3,995	599,010
		7,205,105
Biotechnology–0.79%
AbbVie, Inc.	6,880	1,441,498
†BioMarin Pharmaceutical, Inc.	3,231	228,399
†Exact Sciences Corp.	8,169	353,636
Gilead Sciences, Inc.	8,464	948,391
†Incyte Corp.	1,293	78,291
†Neurocrine Biosciences, Inc.	4,221	466,843
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
Regeneron Pharmaceuticals, Inc.	872	$553,048
†Sarepta Therapeutics, Inc.	290	18,508
†Ultragenyx Pharmaceutical, Inc.	1,080	39,107
		4,127,721
Broadline Retail–0.14%
†Amazon.com, Inc.	2,567	488,397
eBay, Inc.	3,335	225,880
		714,277
Building Products–1.50%
Carlisle Cos., Inc.	9,905	3,372,653
Fortune Brands Innovations, Inc.	50,658	3,084,059
Trane Technologies PLC	4,182	1,408,999
		7,865,711
Capital Markets–5.26%
Ameriprise Financial, Inc.	14,871	7,199,200
Blue Owl Capital, Inc.	103,420	2,072,537
Cboe Global Markets, Inc.	2,122	480,187
Charles Schwab Corp.	7,729	605,026
CME Group, Inc.	2,905	770,667
†Coinbase Global, Inc. Class A	2,276	391,996
Goldman Sachs Group, Inc.	933	509,689
Interactive Brokers Group, Inc. Class A	1,688	279,516
Janus Henderson Group PLC	6,593	238,337
LPL Financial Holdings, Inc.	1,586	518,844
Morgan Stanley	6,208	724,287
MSCI, Inc.	659	372,665
Nasdaq, Inc.	16,104	1,221,649
Northern Trust Corp.	10,900	1,075,285
Raymond James Financial, Inc.	38,017	5,280,941
†Robinhood Markets, Inc. Class A	4,341	180,672
S&P Global, Inc.	1,481	752,496
State Street Corp.	53,841	4,820,385
Virtu Financial, Inc. Class A	482	18,374
		27,512,753
Chemicals–1.23%
†Axalta Coating Systems Ltd.	9,888	327,985
CF Industries Holdings, Inc.	1,391	108,707
Chemours Co.	3,102	41,970
Corteva, Inc.	5,850	368,140
Dow, Inc.	8,534	298,007
DuPont de Nemours, Inc.	3,758	280,647
Eastman Chemical Co.	2,360	207,940
FMC Corp.	795	33,541
Huntsman Corp.	6,485	102,398
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–1

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
International Flavors & Fragrances, Inc.	5,078	$394,104
Linde PLC	1,253	583,447
PPG Industries, Inc.	2,097	229,307
RPM International, Inc.	29,863	3,454,552
		6,430,745
Commercial Services & Supplies–0.93%
Republic Services, Inc.	5,440	1,317,351
Veralto Corp.	32,300	3,147,635
Waste Connections, Inc.	2,154	420,439
		4,885,425
Communications Equipment–0.21%
Juniper Networks, Inc.	13,122	474,885
Motorola Solutions, Inc.	1,435	628,257
		1,103,142
Construction & Engineering–0.26%
EMCOR Group, Inc.	191	70,599
†MasTec, Inc.	4,685	546,786
Quanta Services, Inc.	2,327	591,477
WillScot Holdings Corp.	4,727	131,411
		1,340,273
Construction Materials–0.80%
Martin Marietta Materials, Inc.	8,646	4,133,912
Vulcan Materials Co.	289	67,424
		4,201,336
Consumer Finance–0.55%
Ally Financial, Inc.	5,087	185,523
American Express Co.	2,418	650,563
Discover Financial Services	8,764	1,496,015
OneMain Holdings, Inc.	601	29,377
Synchrony Financial	9,277	491,124
		2,852,602
Consumer Staples Distribution & Retail–1.81%
Albertsons Cos., Inc. Class A	6,271	137,899
†BJ's Wholesale Club Holdings, Inc.	2,728	311,265
Costco Wholesale Corp.	389	367,908
Kroger Co.	68,263	4,620,723
†Maplebear, Inc.	5,410	215,805
†Performance Food Group Co.	3,078	242,023
†U.S. Foods Holding Corp.	36,841	2,411,612
Walmart, Inc.	12,966	1,138,285
		9,445,520
Containers & Packaging–2.96%
†=Ardagh Group SA	3,700	91,575
Ball Corp.	51,186	2,665,255
Berry Global Group, Inc.	12,434	868,017
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging (continued)
Crown Holdings, Inc.	3,928	$350,613
Graphic Packaging Holding Co.	71,150	1,847,054
International Paper Co.	78,729	4,200,192
Packaging Corp. of America	13,190	2,611,884
Silgan Holdings, Inc.	55,805	2,852,752
		15,487,342
Distributors–0.65%
Genuine Parts Co.	28,304	3,372,139
		3,372,139
Diversified Consumer Services–0.23%
†Bright Horizons Family Solutions, Inc.	1,771	224,988
†Grand Canyon Education, Inc.	840	145,337
H&R Block, Inc.	14,866	816,292
		1,186,617
Diversified Telecommunication Services–0.11%
Iridium Communications, Inc.	2,665	72,808
Verizon Communications, Inc.	10,633	482,313
		555,121
Electric Utilities–2.80%
Entergy Corp.	4,580	391,544
Exelon Corp.	11,727	540,380
FirstEnergy Corp.	5,389	217,823
NextEra Energy, Inc.	11,329	803,113
NRG Energy, Inc.	4,703	448,949
OGE Energy Corp.	4,389	201,719
PG&E Corp.	369,995	6,356,514
Southern Co.	7,315	672,614
Xcel Energy, Inc.	71,013	5,027,010
		14,659,666
Electrical Equipment–2.47%
Acuity, Inc.	12,215	3,216,820
AMETEK, Inc.	30,800	5,301,912
Eaton Corp. PLC	2,010	546,378
Hubbell, Inc.	10,866	3,595,668
nVent Electric PLC	4,704	246,584
		12,907,362
Electronic Equipment, Instruments & Components–3.13%
†Arrow Electronics, Inc.	2,306	239,432
Avnet, Inc.	2,688	129,266
†Flex Ltd.	26,096	863,256
Jabil, Inc.	22,963	3,124,575
TD SYNNEX Corp.	32,588	3,387,849
†Teledyne Technologies, Inc.	10,075	5,014,428
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–2

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
Vontier Corp.	10,951	$359,740
†Zebra Technologies Corp. Class A	11,543	3,261,590
		16,380,136
Energy Equipment & Services–1.02%
Baker Hughes Co.	115,587	5,080,049
Halliburton Co.	5,839	148,135
TechnipFMC PLC	2,637	83,567
		5,311,751
Entertainment–1.27%
Electronic Arts, Inc.	1,805	260,859
†Liberty Media Corp.-Liberty Formula One Class A	6,030	491,264
†Liberty Media Corp.-Liberty Live Class C	817	55,670
†Roku, Inc.	1,021	71,919
†Take-Two Interactive Software, Inc.	8,656	1,793,956
TKO Group Holdings, Inc.	2,263	345,809
Walt Disney Co.	8,277	816,940
Warner Music Group Corp. Class A	89,540	2,807,079
		6,643,496
Financial Services–3.43%
Apollo Global Management, Inc.	1,362	186,512
†Berkshire Hathaway, Inc. Class B	3,483	1,854,976
†Block, Inc.	36,523	1,984,295
Corebridge Financial, Inc.	9,099	287,256
Equitable Holdings, Inc.	1,938	100,950
†Euronet Worldwide, Inc.	283	30,239
Fidelity National Information Services, Inc.	95,196	7,109,237
Global Payments, Inc.	1,692	165,681
Mastercard, Inc. Class A	2,052	1,124,742
MGIC Investment Corp.	204,310	5,062,802
Voya Financial, Inc.	561	38,013
		17,944,703
Food Products–2.25%
Archer-Daniels-Midland Co.	1,818	87,282
Bunge Global SA	3,013	230,254
General Mills, Inc.	80,320	4,802,333
Hershey Co.	13,838	2,366,713
Lamb Weston Holdings, Inc.	4,391	234,040
Mondelez International, Inc. Class A	3,624	245,888
†Post Holdings, Inc.	29,251	3,403,646
Tyson Foods, Inc. Class A	5,901	376,543
		11,746,699
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Gas Utilities–0.04%
Atmos Energy Corp.	346	$53,484
MDU Resources Group, Inc.	9,892	167,274
		220,758
Ground Transportation–0.99%
CSX Corp.	16,947	498,750
JB Hunt Transport Services, Inc.	27,332	4,043,769
Landstar System, Inc.	623	93,575
Norfolk Southern Corp.	1,414	334,906
†XPO, Inc.	1,916	206,123
		5,177,123
Health Care Equipment & Supplies–1.77%
†Align Technology, Inc.	1,497	237,814
†Boston Scientific Corp.	8,576	865,147
Dentsply Sirona, Inc.	1,283	19,168
†Dexcom, Inc.	2,124	145,048
GE HealthCare Technologies, Inc.	49,130	3,965,282
†Globus Medical, Inc. Class A	41,971	3,072,277
†Hologic, Inc.	3,589	221,693
†Insulet Corp.	358	94,014
Medtronic PLC	4,030	362,136
Stryker Corp.	737	274,348
		9,256,927
Health Care Providers & Services–4.64%
Cardinal Health, Inc.	3,324	457,947
Cencora, Inc.	18,323	5,095,443
†Centene Corp.	9,139	554,829
Cigna Group	2,330	766,570
†DaVita, Inc.	1,017	155,570
Elevance Health, Inc.	1,011	439,745
HCA Healthcare, Inc.	1,043	360,409
†Henry Schein, Inc.	65,115	4,459,726
Humana, Inc.	14,250	3,770,550
McKesson Corp.	1,941	1,306,274
Premier, Inc. Class A	4,221	81,381
Quest Diagnostics, Inc.	31,739	5,370,239
†Tenet Healthcare Corp.	1,215	163,417
UnitedHealth Group, Inc.	2,445	1,280,569
		24,262,669
Health Care REITs–0.71%
Healthcare Realty Trust, Inc.	8,885	150,157
Healthpeak Properties, Inc.	2,709	54,776
Ventas, Inc.	48,442	3,330,872
Welltower, Inc.	1,306	200,092
		3,735,897
Hotel & Resort REITs–0.52%
Host Hotels & Resorts, Inc.	191,620	2,722,920
Park Hotels & Resorts, Inc.	1,347	14,386
		2,737,306
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–3

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure–2.03%
Aramark	5,233	$180,643
†Chipotle Mexican Grill, Inc.	8,817	442,702
Darden Restaurants, Inc.	14,270	2,964,735
†DoorDash, Inc. Class A	2,716	496,403
Expedia Group, Inc.	16,355	2,749,276
Hilton Worldwide Holdings, Inc.	6,682	1,520,489
McDonald's Corp.	3,361	1,049,876
†MGM Resorts International	11,295	334,784
Royal Caribbean Cruises Ltd.	1,444	296,655
Texas Roadhouse, Inc.	2,208	367,919
Travel & Leisure Co.	4,836	223,858
		10,627,340
Household Durables–0.92%
Dr. Horton, Inc.	4,774	606,919
Lennar Corp. Class A	2,625	301,297
†Mohawk Industries, Inc.	28,938	3,304,141
PulteGroup, Inc.	3,342	343,557
Toll Brothers, Inc.	2,496	263,553
		4,819,467
Household Products–0.22%
Procter & Gamble Co.	6,845	1,166,525
		1,166,525
Independent Power and Renewable Electricity Producers–0.13%
AES Corp.	16,250	201,825
Clearway Energy, Inc. Class C	657	19,887
Vistra Corp.	3,865	453,906
		675,618
Industrial Conglomerates–0.18%
3M Co.	2,133	313,252
Honeywell International, Inc.	2,920	618,310
		931,562
Industrial REITs–0.07%
EastGroup Properties, Inc.	948	166,990
First Industrial Realty Trust, Inc.	2,347	126,644
Prologis, Inc.	685	76,576
		370,210
Insurance–5.77%
Arch Capital Group Ltd.	71,001	6,828,876
Arthur J Gallagher & Co.	4,221	1,457,258
Assured Guaranty Ltd.	1,260	111,006
Axis Capital Holdings Ltd.	534	53,528
†Brighthouse Financial, Inc.	2,380	138,016
Everest Group Ltd.	1,060	385,130
Fidelity National Financial, Inc.	3,549	230,969
First American Financial Corp.	3,510	230,361
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Hartford Insurance Group, Inc.	45,511	$5,631,076
Kemper Corp.	1,523	101,813
Loews Corp.	77,018	7,078,724
MetLife, Inc.	6,241	501,090
Principal Financial Group, Inc.	542	45,729
Progressive Corp.	2,271	642,716
Reinsurance Group of America, Inc.	741	145,903
RLI Corp.	976	78,402
Travelers Cos., Inc.	2,309	610,638
Unum Group	11,546	940,537
W.R. Berkley Corp.	67,095	4,774,480
Willis Towers Watson PLC	531	179,452
		30,165,704
Interactive Media & Services–0.72%
Alphabet, Inc. Class A	2,210	343,400
†IAC, Inc.	59,519	2,734,303
Match Group, Inc.	1,648	51,418
Meta Platforms, Inc. Class A	773	445,526
†Pinterest, Inc. Class A	5,678	176,018
		3,750,665
IT Services–1.05%
†Akamai Technologies, Inc.	1,833	147,556
†Cloudflare, Inc. Class A	3,971	447,492
†Globant SA	377	44,380
†GoDaddy, Inc. Class A	24,619	4,434,867
†VeriSign, Inc.	1,702	432,087
		5,506,382
Life Sciences Tools & Services–0.87%
†10X Genomics, Inc. Class A	3,416	29,822
Agilent Technologies, Inc.	1,846	215,945
†Azenta, Inc.	3,114	107,869
†Charles River Laboratories International, Inc.	234	35,222
†Illumina, Inc.	2,368	187,877
†IQVIA Holdings, Inc.	16,424	2,895,551
†Qiagen NV	1,511	60,667
†Repligen Corp.	520	66,165
Thermo Fisher Scientific, Inc.	1,919	954,894
		4,554,012
Machinery–4.51%
Allison Transmission Holdings, Inc.	17,524	1,676,521
Cummins, Inc.	2,082	652,582
Deere & Co.	1,344	630,806
Dover Corp.	24,153	4,243,199
†Gates Industrial Corp. PLC	17,301	318,512
Ingersoll Rand, Inc.	55,147	4,413,415
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–4

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
ITT, Inc.	27,996	$3,615,963
Lincoln Electric Holdings, Inc.	19,102	3,613,334
†Middleby Corp.	13,681	2,079,238
Otis Worldwide Corp.	5,610	578,952
PACCAR, Inc.	4,608	448,681
Parker-Hannifin Corp.	1,512	919,069
Westinghouse Air Brake Technologies Corp.	2,173	394,074
		23,584,346
Media–0.28%
Comcast Corp. Class A	24,873	917,814
†Liberty Broadband Corp. Class C	346	29,427
News Corp. Class A	5,120	139,366
Nexstar Media Group, Inc.	191	34,231
Sirius XM Holdings, Inc.	3,726	84,003
†Trade Desk, Inc. Class A	4,509	246,733
		1,451,574
Metals & Mining–0.71%
Alcoa Corp.	1,922	58,621
Freeport-McMoRan, Inc.	62,480	2,365,493
Nucor Corp.	5,998	721,799
Steel Dynamics, Inc.	4,116	514,829
U.S. Steel Corp.	1,503	63,517
		3,724,259
Mortgage Real Estate Investment Trusts (REITs)–0.03%
Annaly Capital Management, Inc.	1,708	34,690
Rithm Capital Corp.	12,369	141,625
		176,315
Multi-Utilities–4.09%
Ameren Corp.	4,359	437,644
CenterPoint Energy, Inc.	2,398	86,880
CMS Energy Corp.	81,956	6,155,715
Consolidated Edison, Inc.	3,256	360,081
DTE Energy Co.	1,473	203,672
NiSource, Inc.	104,031	4,170,603
Public Service Enterprise Group, Inc.	32,534	2,677,548
Sempra	5,501	392,551
WEC Energy Group, Inc.	63,033	6,869,336
		21,354,030
Office REITs–0.02%
BXP, Inc.	931	62,554
Cousins Properties, Inc.	746	22,007
Highwoods Properties, Inc.	1,391	41,229
		125,790
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels–4.75%
Cheniere Energy, Inc.	17,266	$3,995,352
Chevron Corp.	2,726	456,033
ConocoPhillips	10,868	1,141,357
Coterra Energy, Inc.	166,988	4,825,953
Devon Energy Corp.	9,319	348,531
Diamondback Energy, Inc.	24,893	3,979,893
EOG Resources, Inc.	4,219	541,045
EQT Corp.	1,217	65,024
Exxon Mobil Corp.	16,163	1,922,266
Hess Corp.	2,266	361,948
Marathon Petroleum Corp.	603	87,851
Matador Resources Co.	2,120	108,311
Ovintiv, Inc.	2,318	99,210
Permian Resources Corp.	4,080	56,508
Range Resources Corp.	1,480	59,096
Targa Resources Corp.	4,101	822,127
Williams Cos., Inc.	99,881	5,968,889
		24,839,394
Paper & Forest Products–0.04%
Louisiana-Pacific Corp.	2,057	189,203
		189,203
Passenger Airlines–0.17%
†American Airlines Group, Inc.	10,966	115,691
Delta Air Lines, Inc.	14,609	636,952
†United Airlines Holdings, Inc.	2,131	147,146
		899,789
Personal Care Products–0.04%
†Coty, Inc. Class A	37,409	204,627
		204,627
Pharmaceuticals–1.21%
Bristol-Myers Squibb Co.	16,054	979,133
†Jazz Pharmaceuticals PLC	26,717	3,316,916
Johnson & Johnson	9,601	1,592,230
Merck & Co., Inc.	2,763	248,007
Perrigo Co. PLC	3,055	85,662
Viatris, Inc.	9,562	83,285
		6,305,233
Professional Services–1.57%
Equifax, Inc.	817	198,988
KBR, Inc.	17,352	864,303
Leidos Holdings, Inc.	3,740	504,676
ManpowerGroup, Inc.	1,576	91,219
†Parsons Corp.	42,977	2,544,668
UL Solutions, Inc. Class A	70,610	3,982,404
		8,186,258
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–5

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Management & Development–0.90%
†CBRE Group, Inc. Class A	33,407	$4,368,967
†Jones Lang LaSalle, Inc.	1,294	320,796
		4,689,763
Residential REITs–2.27%
American Homes 4 Rent Class A	103,786	3,924,149
AvalonBay Communities, Inc.	19,468	4,178,222
Camden Property Trust	2,797	342,073
Equity Residential	3,167	226,694
Invitation Homes, Inc.	6,965	242,730
Mid-America Apartment Communities, Inc.	17,012	2,850,871
UDR, Inc.	1,802	81,396
		11,846,135
Retail REITs–1.10%
Agree Realty Corp.	4,981	384,483
Brixmor Property Group, Inc.	14,525	385,639
Federal Realty Investment Trust	178	17,412
Regency Centers Corp.	65,847	4,856,875
Simon Property Group, Inc.	523	86,860
		5,731,269
Semiconductors & Semiconductor Equipment–1.06%
†Advanced Micro Devices, Inc.	1,312	134,795
†Cirrus Logic, Inc.	1,278	127,359
Entegris, Inc.	2,535	221,762
Intel Corp.	14,502	329,340
Lam Research Corp.	9,609	698,574
Marvell Technology, Inc.	3,760	231,503
Microchip Technology, Inc.	2,282	110,472
Micron Technology, Inc.	2,630	228,521
NXP Semiconductors NV	1,681	319,491
†ON Semiconductor Corp.	42,947	1,747,514
Skyworks Solutions, Inc.	3,032	195,958
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2,415	400,890
Texas Instruments, Inc.	3,609	648,537
Universal Display Corp.	886	123,579
		5,518,295
Software–1.29%
†AppLovin Corp. Class A	712	188,659
†Cadence Design Systems, Inc.	3,472	883,034
†Confluent, Inc. Class A	8,022	188,036
†Datadog, Inc. Class A	3,324	329,774
†Docusign, Inc.	3,967	322,914
†DoubleVerify Holdings, Inc.	784	10,482
†Fair Isaac Corp.	329	606,728
†Five9, Inc.	9,545	259,147
†HubSpot, Inc.	269	153,677
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
Microsoft Corp.	911	$341,980
†MicroStrategy, Inc. Class A	1,459	420,586
†Nutanix, Inc. Class A	4,786	334,111
Oracle Corp.	2,335	326,456
†Palantir Technologies, Inc. Class A	5,548	468,251
Salesforce, Inc.	1,839	493,514
†SentinelOne, Inc. Class A	14,130	256,883
†Synopsys, Inc.	1,369	587,096
†Unity Software, Inc.	28,425	556,846
		6,728,174
Specialized REITs–2.52%
American Tower Corp.	1,094	238,054
CubeSmart	3,132	133,768
Digital Realty Trust, Inc.	2,475	354,643
Equinix, Inc.	804	655,541
Extra Space Storage, Inc.	2,804	416,366
Gaming & Leisure Properties, Inc.	3,012	153,311
Public Storage	8,879	2,657,396
SBA Communications Corp.	17,740	3,902,977
VICI Properties, Inc.	16,925	552,094
Weyerhaeuser Co.	140,604	4,116,885
		13,181,035
Specialty Retail–2.57%
†AutoNation, Inc.	1,060	171,635
†AutoZone, Inc.	1,084	4,133,054
Bath & Body Works, Inc.	70,200	2,128,464
Best Buy Co., Inc.	37,787	2,781,501
†Carvana Co.	1,099	229,779
Lowe's Cos., Inc.	4,750	1,107,843
Murphy USA, Inc.	329	154,567
Penske Automotive Group, Inc.	943	135,773
Ross Stores, Inc.	18,873	2,411,781
†Valvoline, Inc.	4,578	159,360
		13,413,757
Technology Hardware, Storage & Peripherals–0.33%
Hewlett Packard Enterprise Co.	19,204	296,318
HP, Inc.	28,972	802,234
NetApp, Inc.	3,258	286,183
Seagate Technology Holdings PLC	4,194	356,280
		1,741,015
Textiles, Apparel & Luxury Goods–1.24%
†Capri Holdings Ltd.	24,240	478,255
Carter's, Inc.	49,253	2,014,448
†Crocs, Inc.	3,428	364,054
†Deckers Outdoor Corp.	2,104	235,248
Ralph Lauren Corp.	13,566	2,994,559
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–6

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods (continued)
†Skechers USA, Inc. Class A	3,763	$213,663
VF Corp.	10,670	165,598
		6,465,825
Tobacco–0.29%
Philip Morris International, Inc.	9,545	1,515,078
		1,515,078
Trading Companies & Distributors–0.22%
†Core & Main, Inc. Class A	5,605	270,778
Ferguson Enterprises, Inc.	2,095	335,682
United Rentals, Inc.	829	519,534
		1,125,994
Water Utilities–0.03%
American Water Works Co., Inc.	645	95,151
Essential Utilities, Inc.	908	35,893
		131,044
Total Common Stock (Cost $339,379,437)		484,410,033
	Number of Shares	Value (U.S. $)
RIGHTS–0.00%
†=Mirati Therapeutics, Inc.	3,008	$8,964
Total Rights (Cost $2,106)		8,964

MONEY MARKET FUND–6.61%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.29%)	34,534,028	34,534,028
Total Money Market Fund (Cost $34,534,028)		34,534,028

TOTAL INVESTMENTS–99.29% (Cost $373,915,571)	518,953,025
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.71%	3,724,636
NET ASSETS APPLICABLE TO 27,703,275 SHARES OUTSTANDING–100.00%	$522,677,661

†Non-income producing.
=The value of this security was determined using significant unobservable inputs.

The following futures contracts were outstanding at March 31, 2025:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
1	British Pound	$80,694	$80,890	6/16/25	$—	$(196)
1	Euro	135,775	137,312	6/16/25	—	(1,537)
1	Japanese Yen	83,988	85,768	6/16/25	—	(1,780)
					—	(3,513)
Equity Contracts:
17	E-mini Russell 2000 Index	1,723,035	1,735,444	6/20/25	—	(12,409)
15	E-mini S&P 500 Index	4,239,937	4,224,813	6/20/25	15,124	—
49	E-mini S&P MidCap 400 Index	14,399,140	14,166,479	6/20/25	232,661	—
2	Euro STOXX 50 Index	112,217	114,685	6/20/25	—	(2,468)
1	FTSE 100 Index	110,987	110,972	6/20/25	15	—
					247,800	(14,877)
Total Futures Contracts					$247,800	$(18,390)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–7

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2025.

Summary of Abbreviations:
ADR–American Depositary Receipt
FTSE–Financial Times Stock Exchange
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–8